Prospectus Adviser Class [Member] Average Annual Total Returns - Prospectus-Adviser Class	12 Months Ended	25 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (The returns for the indices are before any deduction for taxes, fees or expenses.)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	5.75%
Performance Inception Date		Nov. 30, 2023
Bloomberg U.S. Corporate Bond Index (The returns for the indices are before any deduction for taxes, fees or expenses.)
Prospectus [Line Items]
Average Annual Return, Percent	7.77%	6.68%
Performance Inception Date		Nov. 30, 2023
Payden Corporate Bond Fund (Adviser Class)
Prospectus [Line Items]
Average Annual Return, Percent	7.20%	7.39%
Performance Inception Date		Nov. 30, 2023
Payden Corporate Bond Fund (Adviser Class) | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.33%	5.52%
Performance Inception Date		Nov. 30, 2023
Payden Corporate Bond Fund (Adviser Class) | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.23%	4.86%
Performance Inception Date		Nov. 30, 2023